Delaware Emerging Markets Fund
Delaware Emerging Markets Fund
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Emerging Markets Fund	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Emerging Markets Fund	Class A	Class B	Class C	Class R	Institutional Class
Management fees	1.18%	1.18%	1.18%	1.18%	1.18%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	none
Other expenses	0.27%	0.27%	0.27%	0.27%	0.27%
Total annual fund operating expenses	1.70%	2.45%	2.45%	1.95%	1.45%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects any applicable Delaware Distributors, L.P. (Distributor), expense waivers for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	738	1,080	1,445	2,468
Class B	648	1,039	1,531	2,601
Class C	348	764	1,306	2,786
Class R	198	612	1,052	2,275
Institutional Class	148	459	792	1,735

(if not redeemed)
Expense Example, No Redemption Delaware Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	248	764	1,306	2,601
Class C	248	764	1,306	2,786

Delaware Focus Global Growth Fund
Delaware Focus Global Growth Fund
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Focus Global Growth Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Focus Global Growth Fund		Class A	Class C	Class R	Institutional Class
Management fees		0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses		0.61%	0.61%	0.61%	0.61%
Total annual fund operating expenses		1.71%	2.46%	1.96%	1.46%
Fee waivers and expense reimbursements	[1]	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.55%	2.30%	1.80%	1.30%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 28, 2013 through March 28, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund's distributor, Delaware Distributors, L.P. (Distributor), as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Focus Global Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,068	1,436	2,466
Class C	333	751	1,296	2,784
Class R	183	600	1,042	2,272
Institutional Class	132	446	782	1,733

(if not redeemed)
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Delaware Focus Global Growth Fund Class C	233	751	1,296	2,784

Delaware Global Value Fund
Delaware Global Value Fund
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Global Value Fund	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Global Value Fund		Class A	Class B	Class C	Class R	Institutional Class
Management fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none
Other expenses		0.66%	0.66%	0.66%	0.66%	0.66%
Total annual fund operating expenses		1.76%	2.51%	2.51%	2.01%	1.51%
Fee waivers and expense reimbursements	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.55%	2.30%	2.30%	1.80%	1.30%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 28, 2013 through March 28, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund's distributor, Delaware Distributors, L.P. (Distributor), as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Global Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,078	1,456	2,513
Class B	633	1,037	1,542	2,646
Class C	333	762	1,317	2,830
Institutional Class	132	457	804	1,784

(if not redeemed)
Expense Example, No Redemption Delaware Global Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	233	762	1,317	2,646
Class C	233	762	1,317	2,830

Delaware International Value Equity Fund
Delaware International Value Equity Fund (the "Fund")
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware International Value Equity Fund	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware International Value Equity Fund		Class A	Class B	Class C	Class R	Institutional Class
Management fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none
Other expenses		0.35%	0.35%	0.35%	0.35%	0.35%
Total annual fund operating expenses	[1]	1.45%	2.20%	2.20%	1.70%	1.20%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 28, 2013 through March 28, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund's distributor, Delaware Distributors, L.P. (Distributor), as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware International Value Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,007	1,322	2,210
Class B	623	963	1,405	2,344
Class C	323	688	1,180	2,534
Class R	173	536	923	2,009
Institutional Class	122	381	660	1,455

(if not redeemed)
Expense Example, No Redemption Delaware International Value Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	223	688	1,180	2,344
Class C	223	688	1,180	2,534

Delaware Macquarie Global Infrastructure Fund
Delaware Macquarie Global Infrastructure Fund
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Macquarie Global Infrastructure Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Macquarie Global Infrastructure Fund		Class A	Class C	Class R	Institutional Class
Management fees		0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses		0.63%	0.63%	0.63%	0.63%
Total annual fund operating expenses		1.78%	2.53%	2.03%	1.53%
Fee waivers and expense reimbursements	[1]	(0.33%)	(0.33%)	(0.33%)	(0.33%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.45%	2.20%	1.70%	1.20%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding 1.20% of the Fund's average daily net assets from March 28, 2013 through March 28, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund's distributor, Delaware Distributors, L.P. (Distributor), as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Macquarie Global Infrastructure Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,073	1,455	2,524
Class C	323	756	1,316	2,841
Class R	173	605	1,063	2,332
Institutional Class	122	451	803	1,795

(if not redeemed)
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Delaware Macquarie Global Infrastructure Fund Class C	223	756	1,316	2,841